S-K 1604, De-SPAC Transaction	Nov. 10, 2026
De-SPAC Transactions, Forepart [Line Items]
De-SPAC Forepart, Board Determination [Text Block]

On April 19, 2026, the board of directors of Iron Horse Acquisition II Corp., a Cayman Islands exempted company (“IRHO” or after the Domestication, “Parent”), unanimously approved the Merger Agreement, dated as of April 21, 2026, by and among IRHO, IRHO Merger Sub, Inc., a Delaware corporation and a direct, wholly-owned subsidiary of IRHO (“Merger Sub”) and Electra Vehicles, Inc., a Delaware corporation (“Electra” or the “Company”) (as amended and as may be further amended and/or restated from time to time, the “Merger Agreement”). A copy of the Merger Agreement and the Amendment to Merger Agreement, dated as of May 14, 2026, are attached to this proxy statement/prospectus as Annex A-1 and Annex A-2. Pursuant to the terms of the Merger Agreement and in accordance with the DGCL, as more fully described elsewhere in this proxy statement/prospectus, if the Merger Agreement is approved by IRHO’s shareholders and the transactions contemplated by the Merger Agreement are consummated, the following will occur: (1) the domestication of IRHO as a Delaware corporation in accordance with the Delaware General Corporation Law (“DGCL”), the Companies Act (As Revised) of the Cayman Islands (the “Companies Act”) and the amended and restated memorandum and articles of association of IRHO (as may be amended from time to time, the “Cayman Constitutional Documents”), in which IRHO will de-register from the Register of Companies in the Cayman Islands and transfer by way of continuation out of the Cayman Islands and into the State of Delaware so as to migrate to and domesticate as a Delaware corporation in accordance with the Cayman Constitutional Documents, Section 388 of the DGCL and Part XII of the Companies Act (the “Domestication”); (2) at least one business day following the Domestication, at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), Merger Sub will merge with and into Electra (the “Merger”), pursuant to which, the separate corporate existence of Merger Sub will cease and Electra will be the surviving corporation and a wholly-owned subsidiary of IRHO (the “Surviving Corporation”), and change its name to a name to be mutually agreed by the parties; and (3) the other transactions contemplated by the Merger Agreement and documents related thereto (such transactions, together with the Domestication and the Merger, the “Proposed Transaction” or “Business Combination”). In connection with the Proposed Transaction, IRHO will be renamed “ELECTRA AI, Inc.” (“Electra Pubco”).

De-SPAC Forepart, Material Financing Transactions Will Occur, Description [Text Block]

Pursuant to the Merger Agreement, IRHO has agreed to acquire all of the equity interests of Electra for the sum of $250,000,000, plus the Aggregate Exercise Price, as adjusted pursuant to the terms of the Merger Agreement (the “Base Purchase Price”), for the issuance of shares comprising the Aggregate Merger Consideration. The term “Aggregate Merger Consideration” means a number of Parent Common Shares equal to the quotient obtained by dividing (a) the Base Purchase Price, by (b) US$10.00, which Parent Common Shares shall include no more than a number of Parent Class B Common Shares equal to the conversion rate multiplied by 3,994,802. The term “Aggregate Exercise Price” means the aggregate dollar amount payable to the Company upon the exercise or conversion of all vested in-the-money Company Options that are outstanding immediately prior to the Effective Time. The Base Purchase Price shall be automatically adjusted upwards in increments of $10.00 until the Aggregate Merger Consideration (excluding shares of Parent Common Stock issuable in respect of convertible notes and upon the exercise of Converted Stock Options) represents at least 50.1% of the Aggregate Parent Fully Diluted Shares. The term “Aggregate Parent Fully Diluted Shares” means, as of immediately after the Effective Time, the sum, without duplication, of (a) all Parent Common Shares issued and outstanding (after giving effect to the Domestication, the Merger, the conversion of all “Parent Rights”, any PIPE Financing, and any forfeiture or surrender of Sponsor Shares); plus (b) the aggregate number of Parent Common Shares issuable upon exercise of all outstanding Converted Stock Options.

As additional consideration in the Merger, the holders of Company Common Stock, Company Preferred Stock and Company Options (whether vested or unvested) (the “Earnout Holders”) shall be entitled to earn additional Parent Common Shares (the “Earnout Shares”) in an amount not to exceed 15,000,000 Parent Common Shares in the aggregate (the “Earnout Cap”), which shall be issued as Parent Class A Common Shares to Earnout Holders who hold exclusively Company Class A Common Stock, Company Preferred Stock or Company Options and as Parent Class B Common Shares to Earnout Holders who hold any shares of Company Class B Common Stock, as more fully described in this proxy statement/prospectus. “Company Capital Stock” means “Company Common Stock,” consisting of the Class A common stock of the Company, $0.00001 par value per share, the Class B common stock of the Company, $0.00001 par value per share, and “Company Preferred Stock,” consisting of the Company Series Seed Preferred Stock, the Company Series A Preferred Stock and the Company Series B Preferred Stock.

De-SPAC Forepart, Material Financing Transactions Occurred, Description [Text Block]

Immediately following the Closing, Parent’s board of directors will consist of seven (7) directors, of which Electra has the right to designate five (5) directors and the remaining two directors shall be jointly designated by Electra and IRHO SPAC Sponsor LLC. At least a majority of the board of directors shall qualify as independent directors under Nasdaq or Alternate Exchange rules, as applicable.

At the Closing, all of the officers of Parent shall resign and the following individuals are expected to be appointed as officers of Parent: Fabrizio Martini, as Chief Executive Officer and Nicholas Chakalos, President & Chief Financial Officer.

Additionally, in connection with the execution of the Merger Agreement, (i) IRHO entered into a support agreement (the “Parent Support Agreement”) with the Sponsor and Electra, pursuant to which the Sponsor agreed, among other things, to vote in favor of the adoption and approval of the Merger Agreement and the transactions contemplated thereby; and (ii) IRHO entered into a support agreement (the “Company Support Agreement”) with the Company and certain shareholders of the Company (the “Company Supporting Shareholders”) pursuant to which the Company Supporting Shareholders agreed to, among other things, vote to adopt and approve, the Merger Agreement and the transactions contemplated thereby. At the time of this filing, although the parties intend to enter into a private placement on terms mutually agreeable to Parent and Electra, acting reasonably (any such purchase by investors, a “PIPE Financing”), there is no commitment for any PIPE Financing and there can be no assurance that IRHO and Electra will enter into agreements for any PIPE Financing.

De-SPAC, Compensation, Prospectus Summary [Table Text Block]

Set forth below is a summary of the terms and amount of the compensation received or to be received by the Sponsor and its affiliates in connection with the Business Combination or any related financing transaction, the amount of securities issued or to be issued by IRHO to the Sponsor and its affiliates and the price paid or to be paid for such securities or any related financing transaction.

	Interest in Securities	Interest in Securities
Sponsor

IRHO SPAC Sponsor LLC, the Sponsor, and its affiliates paid $32,000, or approximately $0.0056 per share, for its 5,750,000 Founder Shares purchased in connection with IRHO’s incorporation, which will be exchanged for 5,750,000 shares of Electra Pubco Common Stock, of which the Sponsor shall retain 3,285,000 Founder.

In addition, the Sponsor will have 370,000 shares of Electra Pubco Class A Common Stock after the exchange of the 370,000 IRHO ordinary shares purchased in the private placement at the time of the closing of the IPO.

At Closing, pursuant to the Merger Agreement, Electra Pubco will use cash from the Trust Account to pay any merger transaction expenses and to reimburse or pay the Sponsor or its affiliates for any outstanding Working Capital Loans or other obligations of IRHO to the Sponsor or its affiliates. IRHO currently estimates that the total amount payable for transaction expenses and any outstanding Working Capital Loans or other obligations of IRHO to Sponsor is approximately $_____.

De-SPAC Forepart, Actual or Material Conflict of Interest [Flag]	true
De-SPAC, Background, Prospectus Summary [Text Block]

Background of the Business Combination

The Business Combination was the result of a thorough search by IRHO for a potential transaction utilizing the global network, investing and operating experience of its management team and board of directors. The terms of the Business Combination were the result of negotiations between IRHO’s independent directors, management team, and the Sponsor, in consultation with IRHO’s legal advisors and professional service providers, and representatives of Electra, in consultation with their financial and legal advisors. The following is a brief description of the background of these negotiations, the Business Combination and related transactions.

IRHO is a blank check company incorporated in the Cayman Islands on September 12, 2025, and formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. Our intention was to capitalize on the substantial deal sourcing, investing and operating expertise of our Sponsor, directors and management team to identify and combine with one or more businesses with high growth potential.

On December 18, 2025, we consummated our IPO of 23,000,000 IRHO Units at an offering price of $10.00 per IRHO Unit, generating gross proceeds to IRHO of $230,000,000, including the exercise in full by the underwriters of an option to purchase up to 3,000,000 Units at the offering price to cover over-allotments. On September 29, 2025, pursuant to an agreement by and between IRHO and the Sponsor, the Sponsor purchased 5,750,000 IRHO Founder Shares for an aggregate purchase price of $32,000. Simultaneously with the closing of the IPO, pursuant to a private Placement Units purchase agreement, IRHO completed the private sale of an aggregate of 370,000 Private Placement Units to the Sponsor at a purchase price of $10.00 per Private Placement Unit, with Cantor purchasing 200,000 Private Placement Units, generating gross proceeds to IRHO of $5,700,000.

As part of the Letter Agreement entered into at the time of IRHO’s IPO, the Insiders agreed to waive their Redemption Rights with respect to all of the Founder Shares in connection with the completion of the Business Combination. The Insiders did not receive any separate consideration paid in connection with providing such waiver.

The prospectus for IRHO’s IPO states that IRHO intended to use the following general criteria and guidelines to evaluate potential acquisition opportunities:

•        Growth Prospects:    companies with high growth trajectories that are driven by competitive advantages that can be accelerated or magnified through a partnership with us and access to the public markets.

•        Earnings Potential:    businesses that have multiple and diverse potential drivers of revenue and earnings growth and that have the potential to generate strong and stable free cash flow.

•        M&E Focus:    entities within our team’s core spheres of expertise and from among our team’s networks, such as family entertainment, animation, gaming, music, and businesses which we believe have benefited from the evolution of media and AI.

•        Public Advantages:    target companies that are public market ready and whose leadership teams have the vision to take advantage of and appreciate the benefits of becoming a publicly-traded entity.

•        Evolving Circumstance:    companies which are capitalizing on industry shifts and trends created by various factors such as the proliferation of AI-based technologies.

•        Valuations:    companies with a respectable market share and growth potential in the segments in which they operate.

Following the IPO, IRHO’s management team began actively searching for potential business combination targets. Commencing in January, 2026, weekly meetings via video teleconference were held among members of IRHO’s management team and the IRHO Board to discuss matters relating to IRHO’s initial business combination. Such meetings were intended to allow IRHO’s executive management team to discuss updates regarding the status of the evaluation of, and outreach to, potential business combination targets. As described below, IRHO’s executive management team actively pursued several potential business combination targets, conducting preliminary due diligence on, having management meetings with and negotiating terms of potential transactions with such potential business combination targets.

Post-completion of its IPO, IRHO’s executive management team considered numerous potential target businesses with the objective of consummating its initial business combination. IRHO contacted, and was contacted by, numerous individuals and entities with respect to business combination opportunities, including financial advisors and companies in diverse sectors.

IRHO’s executive management team considered approximately forty-three (43) potential business combination targets across a broad range of sectors including media, entertainment, technology, AI, energy, music, fashion, and more and entered into non-disclosure agreements (“NDAs”) with eight (8) potential candidates. These potential business combination targets focused on sectors where the management team had experience and were viewed as attractive to current and potential shareholders. The targets were growth stage, both pre revenue and revenue generating. Management generally disqualified pre revenue companies believing that most were too early for public markets and posed a far higher risk as were still in a validating phase of their development. While the targets spanned a broad geographic scope, including South American, European and Asian targets, the majority were U.S. based companies. The targets that the management team pursued had several common characteristics including proprietary technology, strong management teams, and synergies with management’s expertise.

Of the eight NDAs that were signed, IRHO sent letters of intent (“LOIs”) to two (2) potential targets from early February to early March 2026, including Electra, and ultimately signed an LOI with Electra. Without foreclosing the possibility of a future business combination with any of these potential targets, IRHO did not pursue further a potential transaction with the other potential business combination targets to which it sent an LOI, other than Electra.

In general, any potential target that IRHO determined not to pursue was due to one or more of the following reasons (i) the target was pursuing an alternative transaction or strategy, (ii) the target did not have realistic valuation expectations, (iii) IRHO determined that the amount of capital the target required to successfully complete a business combination would not be possible to raise without undue effort, (iv) IRHO determined that the potential target’s business would not be a suitable business combination for IRHO based on, among other factors, initial due diligence indicating that the potential target’s business did not meet the investment criteria IRHO had established and the terms on which the potential targets would be willing to consider a potential transaction or (v) IRHO concluded that, although the potential target’s business may be an attractive business combination opportunity for IRHO, a business combination transaction with Electra aligned more closely with IRHO’s investment criteria as further described elsewhere in this proxy statement/prospectus. During the course of this process, the management team of IRHO kept the members of the IRHO Board apprised of the various target businesses, the discussions with such businesses during periods when exclusivity restrictions had lapsed, and the status thereof to discuss material issues as they arose.

In early January 2026, IRHO began discussions with a potential target company in the music industry which had revenue generating properties, which we refer to as Company A. The parties were introduced through the SPAC’s CEO who had a relationship with chief operators of Company A. The SPAC conducted in-depth management meetings, due diligence and site visits; however, Company A’s capital plan required a significant amount of capital to be raised for asset acquisitions and operational viability post business combination. The amount of capital added both transactional risk as well as long term operational risk for the Company. Due to information obtained during due diligence and the risks identified, management decided not to pursue the Company A opportunity.

In late January 2026, the SPAC began discussions and entered into an NDA with a potential target company in the AI industry which had a compelling technology under development at the pre-revenue stage, which we refer to as Company B. The parties were introduced through the SPAC’s CFO via a mutual contact with the founders of Company B. The SPAC conducted in-depth management meetings along with financial and industry due diligence on Company B. Company B’s capital plan required a significant amount of capital to be raised and carried operational risk in achieving its growth trajectories. This amount of capital also added transactional risk in addition to the long term operational risk for this business. The Board and management ultimately decided to end business combination discussions due to the complexities of Company B’s capital needs, including disagreements surrounding strategy.

In late January/early February 2026, the SPAC began discussions and entered into an NDA with a target company in the technology space with a focus on food delivery which we refer to as Company C, which was in the growth stage with a clear path to profitability. The SPAC was introduced to Company C through Cantor. The SPAC and Company C entered into an NDA on January 23, 2026, and the SPAC and its advisors began to conduct extensive due diligence on Company C. The SPAC conducted in-depth management and strategy meetings along with financial and industry due diligence on Company C. Discussions ultimately failed following the SPAC and Company C disagreeing on valuation as reflected in an LOI that was sent to Company C on February 6, 2026. All discussions terminated on February 12, 2026 without either party having signed the LOI.

De-SPAC, Board Determination, Prospectus Summary [Text Block]

IRHO Board of Directors’ Reasons for the Approval of the Business Combination

The IRHO Board considered a wide variety of factors in connection with its evaluation of the Business Combination. Such factors are described in detail below. The IRHO Board considered all of these factors as a whole and, on balance, concluded that they supported a favorable determination that the Merger Agreement and the Business Combination are fair from a financial point of view to and in the best interests of IRHO and its shareholders. In view of the wide variety of factors considered by the IRHO Board in connection with its evaluation, negotiation and recommendation of the Business Combination and related transactions and the complexity of these matters, the IRHO Board did not consider it practical to, nor did it attempt to, quantify, rank or otherwise assign relative weights to the specific factors that it considered in reaching its decision. Rather, the IRHO Board based its evaluation, negotiation and recommendation of the Business Combination on the totality of the information presented to, and considered by,

it. The IRHO Board evaluated the reasons described above. In considering the factors described above and any other factors, individual members of the IRHO Board may have viewed factors differently or given different weights to other or different factors.

This explanation of IRHO’s reasons for the Business Combination and all other information presented in this section is forward-looking in nature and, therefore, should be read in light of the factors discussed under the “Cautionary Note Regarding Forward-Looking Statements” and “Risk Factors” sections of this proxy statement/prospectus.

After careful consideration, the IRHO Board unanimously (i) agreed as to the advisability of the Business Combination and the other transactions contemplated by the Merger Agreement, (ii) determined that the Business Combination and the other transactions contemplated by the Merger Agreement are in the best interests of the shareholders of IRHO, (iii) determined that the Business Combination constitutes a “Business Combination” as such term is defined in the Cayman Constitutional Documents and (iv) resolved to recommend that the IRHO shareholders approve the Business Combination and the other proposals set forth in this proxy statement/prospectus.

Before reaching its decision, the IRHO Board reviewed the results of the due diligence conducted by its management and advisors, which included:

Extensive meetings with Electra’s management team to understand and analyze Electra’s hardware and software offerings, technology, system architecture, deployment scenarios, current and potential future clients and business prospects;

Analysis of Electra’s intellectual property portfolio, and its potential to provide both a near term and sustaining market advantage addressing a very large and growing market;

Review of Electra’s financial statements, and detailed pipeline information provided by Electra;

Research on industry trends, market opportunities and serviceable addressable market provided by Electra, as well as information obtained from publicly available sources;

Legal due diligence conducted by IRHO and Loeb;

Review of the proposed structure of the Business Combination and drafts of definitive documents; and

De-SPAC, Adjusted Net Tangible Book Value Per Share [Table Text Block]

Dilution

Dilution per share to Public Shareholders is determined by IRHO’s net tangible book value (“NTBV”) per share, as adjusted, while excluding the Business Combination, while giving effect to material probable or consummated transactions and other material effects on NTBV per share, from the Public Shareholders as set forth as follows under five redemption scenarios.

The following table illustrates NTBV per share and the change in NTBV per share, as adjusted, following the Closing, but excluding the other effects of the Business Combination, while giving effect to probable or consummated transactions that are material and other material effects on NTBV per share. These are presented in relation to the offering price per Public Share in the IRHO IPO as set forth as follows under the five redemption scenarios:

	Assuming No Redemptions	Assuming 25% Redemptions	Assuming 50% Redemptions	Assuming 75% Redemptions	Assuming Maximum Redemptions
Public Shareholders	23,000,000	17,250,000	11,500,000	5,750,000	3,682,780
Sponsor	6,120,000	6,120,000	6,120,000	5,658,874	5,320,000
Cantor	200,000	200,000	200,000	200,000	200,000
Total IRHO Ordinary Shares outstanding as of August 31, 2026	29,320,000	23,570,000	17,820,000	11,608,874	9,202,780
Ordinary Shares issuable on conversion of all IRHO Rights	2,357,000	2,357,000	2,357,000	2,357,000	2,357,000
Total IRHO Ordinary Shares outstanding as of August 31, 2026, as adjusted	31,677,000	25,927,000	20,177,000	13,965,874	11,559,780
NTBV as of August 31, 2026(1)	$(11,173,616)	$(11,173,616)	$(11,173,616)	$(11,173,616)	$(11,173,616)

Adjusted for(2):
Reclassification of IRHO Ordinary Shares subject to redemption to equity	235,645,815	176,734,361	117,822,908	58,911,454	37,731,813
Transaction expenses to be paid by IRHO	(1,286,607)	(1,286,607)	(1,286,607)	(1,286,607)	(1,286,607)
NTBV as of August 31, 2026, as adjusted	$223,185,592	$164,274,138	$105,362,685	$46,451,231	$25,271,590
NTBV per share as of August 31, 2026, as adjusted	$7.05	$6.34	$5.22	$3.33	$2.19
Dilution(3)	$2.95	$3.66	$4.78	$6.67	$7.81

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(1)      NTBV is calculated as total assets minus total liabilities and IRHO Ordinary Shares subject to possible redemption as of August 31, 2026.

(2)      NTBV is adjusted for (i) payments from the Trust Account at different levels of redemptions to Public Shareholders at the $10.25 per share redemption price as of August 31, 2026, and (ii) transaction expenses that have not been recorded in IRHO’s financial statements as of August 31, 2026, which will have an impact on the calculation of NTBV upon the Closing.

(3)      Dilution is calculated by subtracting the NTBV per share as of August 31, 2026, as adjusted, from the $10.00 IRHO IPO per share price for the Public Shares.